Derivatives_Amounts related to items designated as hedging instruments (Details)	12 Months Ended
	Dec. 31, 2019 KRW (₩) USD ($) SGD ($) JPY (¥) EUR (€)	Dec. 31, 2018 KRW (₩) USD ($) SGD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position where the hedging instrument is located	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging | Interest rate risk | Interest rate swaps | USD
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amounts of the hedging instrument | $	2,650,000,000	2,650,000,000
Carrying amounts of the hedging instrument, assets	₩ 111,764,000,000	₩ 35,503,000,000
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 17,654,000,000
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative assets (Designated for hedging) Derivative liabilities (Designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 90,244,000,000	₩ (27,362,000,000)
For cash flow hedging | Interest rate risk | Interest rate swaps | KRW
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amounts of the hedging instrument	100,000,000,000	100,000,000,000
Carrying amounts of the hedging instrument, assets	₩ 0	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 1,280,000,000	₩ 665,000,000
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (615,000,000)	₩ (665,000,000)
For cash flow hedging | Interest rate risk | Interest rate swaps | EUR
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amounts of the hedging instrument | €	26,635,556
Carrying amounts of the hedging instrument, assets	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 43,000,000
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (43,000,000)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amounts of the hedging instrument | $	480,000,000	500,000,000
Carrying amounts of the hedging instrument, assets	₩ 4,070,000,000	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 5,193,000,000	₩ 28,907,000,000
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 22,364,000,000	₩ 21,582,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amounts of the hedging instrument | $	204,000,000	204,000,000
Carrying amounts of the hedging instrument, assets	₩ 5,297,000,000	₩ 4,182,000,000
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 0
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative liabilities (Designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 8,918,000,000	₩ 2,353,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amounts of the hedging instrument | ¥	1,109,229,087
Carrying amounts of the hedging instrument, assets	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 321,000,000
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 321,000,000